Guggenheim Timber ETF (Prospectus Summary) | Guggenheim Timber ETF
Guggenheim Timber ETF
Investment Objective
The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the Beacon Global Timber Index (the "Index").
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions)
charged by their broker.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Guggenheim Timber ETF
Management Fees		0.50%
Distribution and service (12b-1) fees	[1]
Other expenses		0.32%
Total annual Fund operating expenses		0.82%
Expense Reimbursements	[2]	0.12%
Total annual Fund operating expenses after Expense Reimbursements		0.70%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and the Board of Trustees has adopted a resolution that no such fee will be paid for at least 12 months from the date of this prospectus.
[2]	The Fund's Investment Adviser has contractually agreed to reimburse Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs up to 0.25% of average net assets, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.65% of average net assets per year (the "Expense Cap"), at least until December 31, 2015, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund expenses reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap. To the extent that the Fund incurs expenses that are excluded from the Expense Cap, the Fund's expense ratio will exceed the Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Guggenheim Timber ETF	72	278	529	1,249

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 56% of the average value of its portfolio.
Principal Investment Strategies
The Fund, using a low cost "passive" or "indexing" investment approach, seeks to replicate, before the Fund's fees and expenses, the performance of the Index.
All securities in the Index are selected from the universe of global timber companies. Beacon Indexes LLC ("Beacon" or the "Index Provider") defines global timber companies as firms who own or lease forested land and harvest the timber from such forested land for commercial use and sale of wood-based products, including lumber, pulp or other processed or finished goods such as paper and packaging. Potential Index constituents include securities with market capitalizations greater than $300 million, which includes securities of all categories of market capitalizations, as determined by Beacon. The Fund will invest at least 90% of its total assets in common stock, American depositary receipts ("ADRs") and global depositary receipts ("GDRs") that comprise the
Index and depositary receipts representing common stocks included in the Index
(or underlying securities representing the ADRs and GDRs included in the Index).
The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the
Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Fund may invest directly in one or more underlying securities represented by the ADRs included in the Index under the following limited circumstances: (a)
when market conditions result in the underlying security providing more liquidity than the ADR; (b) when an ADR is trading at a significantly different price than its underlying security; or (c) the timing of trade execution is improved due to the local market in which an underlying security is traded being open at different times than the market in which the security's corresponding ADR is traded.

The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the
Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another security in the Index, or purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more
Index components, in seeking to accurately track the Index. In addition, from time to time securities are added to or removed from the Index. The Fund may sell securities that are represented in the Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index.
Principal Investment Risks
Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the
Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Global Timber Industry Risk. As the Index is comprised of issuers in the global timber industry, the Fund is therefore focused in that industry. Accordingly, the Fund may be subject to more risks than if it were broadly diversified over numerous industries and sectors of the economy. The market value of securities of global timber companies may be affected by numerous factors, including events occurring in nature and international politics. For example, the volume and value of timber that can be harvested from timberlands may be limited by natural disasters and other events such as fire, volcanic eruptions, insect infestation, disease, ice storms, wind storms, flooding, other weather conditions and other causes. In periods of poor logging conditions, global timber companies may harvest less timber than expected. Global timber companies involved in the forest, paper and packaging products industries are highly competitive globally, including significant competition from non-wood and engineered wood products, and no single company is dominant. These industries have suffered, and continue to suffer, from excess capacity. Global timber companies are subject to many federal, state and local environmental, health and safety laws and regulations, particularly with respect to the restoration and reforestation of timberlands, harvesting timber near waterways, discharges of pollutants and emissions, and the management, disposal and remediation of hazardous substances or other contaminants.
Political risks and the other risks to which foreign securities are subject may also affect domestic companies in which the Fund may invest if they have significant operations or investments in foreign countries. In particular, tariffs, quotas or trade agreements can also affect the markets for products of global timber companies, particularly wood products. In addition, rising interest rates and general economic conditions may affect the demand for timber products.

Foreign Investment Risk. The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including less market liquidity, generally greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the
Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. The Fund will not enter into transactions to hedge against declines in the value of the Fund's assets that are denominated in a foreign currency.

Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New
Zealand and most countries located in Western Europe. Investing in foreign countries, particularly emerging market countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. Countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

European Economic Risk. The Economic and Monetary Union of the European Union
(the "EU") requires member countries to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and on major trading partners outside Europe. The European financial markets have recently experienced volatility and have been adversely affected by concerns about economic downturns, credit rating downgrades, rising government debt levels and possible default on or restructuring of government debt in several European countries, including Greece, Ireland, Italy, Portugal and Spain. A default or debt restructuring by any European country would adversely impact holders of that country's debt, and sellers of credit default swaps linked to that country's creditworthiness (which may be located in countries other than those listed in the previous sentence). These events have adversely affected the value and exchange rate of the euro and may continue to significantly affect  the economies of every country in Europe, including EU member countries that do not use the euro and non-EU member countries.

Basic Materials Sector Risk. Companies in the basic materials sector could be adversely affected by commodity price volatility, exchange rates, import controls and increased competition. Production of industrial materials often exceeds demand as a result of overbuilding or economic downturns, leading to poor investment returns. Companies in the basic materials sector are at risk for environmental damage and product liability claims. Companies in the basic materials sector may be adversely affected by depletion of resources, technical progress, labor relations, and government regulations.

Financial Services Sector Risk. The financial services industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. In addition, the deterioration of the credit markets since late
2007 generally has caused an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. In particular, events in the financial sector since late 2008 have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. This situation has created instability in the financial markets and caused certain financial services companies to incur large losses. Numerous financial services companies have experienced substantial declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations. These actions have caused the securities of many financial services companies to experience a dramatic decline in value. Issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected by the foregoing events and the general market turmoil, and it is uncertain whether or for how long these conditions will continue.

Small and Medium-Sized Company Risk. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of larger, more established companies.
These securities may have returns that vary, sometimes significantly, from the overall stock market.

Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the Index.

Passive Management Risk. Unlike many investment companies, the Fund is not
"actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Index.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of  the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. Even though no single security weight may exceed 4.5% of the Index at the time of each quarterly rebalance, changes in the market value of the Index's constituent securities may result in the Fund being invested in the securities of individual issuers (and making additional such investments in the case of creations of additional Creation Units) in greater proportions. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund has not been guaranteed, sponsored, recommended, or approved by the
United States, or any agency, instrumentality or officer of the United States, has not been insured by the Federal Deposit Insurance Corporation (FDIC) and
is not guaranteed by and is not otherwise an obligation of any bank or insured depository institution.
FundPerformance
The chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year and since inception compare with those of the Index and a broad measure of market performance. The
Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available at www.guggenheimfunds.com.
Calendar Year Total Return as of 12/31

The Fund commenced operations on November 9, 2007. The Fund's year-to-date total return was -19.14% as of June 30, 2012.

During the periods shown in the chart above, the Fund's highest and lowest calendar quarter returns were 44.84% and -26.14%, respectively, for the quarters ended June 30, 2009 and December 31, 2008.
All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Your own actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares of the Fund in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1 Year	Since Inception	Inception Date
Guggenheim Timber ETF	Returns Before Taxes	(17.48%)	(7.34%)	Nov. 09, 2007
Guggenheim Timber ETF After Taxes on Distributions	Returns After Taxes on Distributions	(18.14%)	(8.05%)	Nov. 09, 2007
Guggenheim Timber ETF After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	(11.36%)	(6.50%)	Nov. 09, 2007
Guggenheim Timber ETF Beacon Global Timber Index	Beacon Global Timber Index (reflects no deduction for fees, expenses or taxes)	(16.56%)	(6.09%)	Nov. 09, 2007
Guggenheim Timber ETF Dow Jones World Forestry & Paper Index	Dow Jones World Forestry & Paper Index (reflects no deduction for fees, expenses or taxes)	(25.88%)	(11.98%)	Nov. 09, 2007
Guggenheim Timber ETF MSCI World Index	MSCI World Index (reflects no deduction for fees, expenses or taxes)	(5.54%)	(5.27%)	Nov. 09, 2007
Guggenheim Timber ETF STOXX Europe Total Market Forestry & Paper Index	STOXX Europe Total Market Forestry & Paper Index (reflects no deduction for fees, expenses or taxes)	(30.63%)	(12.61%)	Nov. 09, 2007